CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balances at Dec. 31, 2009	$ 649,958	$ 79,195	$ 490,532	$ 276,119	$ (10,487)	$ (185,401)
Beginning Balances (in shares) at Dec. 31, 2009		80,000	62,358,614			(10,924,793)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,251			59,251
Other comprehensive income (loss)	(1,557)				(1,557)
Issuance of common stock (in shares)			6,372,117
Issuance of common stock	91,224		91,224
Preferred stock-CPP payoff (in shares)		80,000
Preferred stock-CPP payoff	(79,235)	(79,235)
Cash dividends declared :
Common stock at $1.18 per share in 2012, $0.78 per share in 2011 and $0.40 per share in 2010	(23,194)			(23,194)
Preferred stock	(1,100)			(1,100)
Discount on preferred stock	(765)	40		(805)
Excess tax benefit on share-based compensation	535		535
Exercise of stock options, net of shares purchased (in shares)						88,794
Exercise of stock options, net of shares purchased	(186)		(1,692)			1,506
Restricted stock awards, net of forfeitures (in shares)						170,245
Restricted stock awards, net of forfeitures	(621)		(3,586)			2,965
Share-based compensation expense	3,084		3,084
Ending Balances at Dec. 31, 2010	697,394	0	580,097	310,271	(12,044)	(180,930)
Ending Balances (in shares) at Dec. 31, 2010		0	68,730,731			(10,665,754)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	66,739			66,739
Other comprehensive income (loss)	(9,446)				(9,446)
Cash dividends declared :
Common stock at $1.18 per share in 2012, $0.78 per share in 2011 and $0.40 per share in 2010	(45,659)			(45,659)
Excess tax benefit on share-based compensation	259		259
Exercise of stock options, net of shares purchased (in shares)						23,492
Exercise of stock options, net of shares purchased	(87)		(485)			398
Restricted stock awards, net of forfeitures (in shares)						178,585
Restricted stock awards, net of forfeitures	(914)		(3,935)			3,021
Share-based compensation expense	3,935		3,935
Ending Balances at Dec. 31, 2011	712,221	0	579,871	331,351	(21,490)	(177,511)
Ending Balances (in shares) at Dec. 31, 2011		0	68,730,731			(10,463,677)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67,303			67,303
Other comprehensive income (loss)	2,813				2,813
Cash dividends declared :
Common stock at $1.18 per share in 2012, $0.78 per share in 2011 and $0.40 per share in 2010	(68,650)			(68,650)
Treasury Stock, Shares, Acquired	460,500					(460,500)
Treasury Stock, Value, Acquired, Cost Method	(6,806)					(6,806)
Excess tax benefit on share-based compensation	438		438
Exercise of stock options, net of shares purchased (in shares)	302,824					75,232
Exercise of stock options, net of shares purchased	(4)		(1,280)			1,276
Restricted stock awards, net of forfeitures (in shares)						164,449
Restricted stock awards, net of forfeitures	(1,076)		(3,922)			2,846
Share-based compensation expense	4,186		4,186
Ending Balances at Dec. 31, 2012	$ 710,425	$ 0	$ 579,293	$ 330,004	$ (18,677)	$ (180,195)
Ending Balances (in shares) at Dec. 31, 2012		0	68,730,731			(10,684,496)